PREFERRED STOCK AND SHAREHOLDERS' EQUITY - 2007 Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized	26,814,848
Number of shares to be purchased for one option	1
Common stock, par value	$ 0.01
Options to purchase common stock | Share Incentive Plan 2007 And 2007 U.s. Share Incentive Plan Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options were reserved for grants to employees	3,360,000
Options to purchase common stock | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	21,756,714